Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income Taxes

16. Income taxes

Income taxes consist of the following for the years reported:

Income tax (expense) income

	Year Ended December 31,
	2021	2020	2019 (1) (2)

	(€ in thousands)
Current tax (expense) income	--	--	--
Deferred tax (expense) income	(65)	88	(39)
Total	(65)	88	(39)

(1) Comparative figures for the year ended December 31, 2019 were revised related to the amendment of classification of short-term investments. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2019 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

Deferred tax assets and liabilities

The components of net deferred income taxes at the end of the respective reporting periods were as follows:

SOURCES OF DEFERRED TAX ASSETS AND LIABILITIES

	December 31,
	2021		2020

	(€ in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Trade receivables	--	(7)	--	(8)
Other receivables and current assets	722	(7)	1,092	(92)
Inventories	8	(4)	16	(291)
Property, Plant & Equipment	5	(309)	5	(559)
Trade liabilities	320	--	429	--
Current financial liabilities	90	(1,406)	1,148	--
Current financial assets	--	(838)	65	--
Other current liabilities and provisions	19	(2,109)	239	(2,053)
Contract liabilities	543	(607)	762	(762)
Contract liabilities non current	65	--	--	--
Non-current other assets	--	(79)	--	(28)
Non-current financial liabilities	3,405	--	764	--
Non-current financial assets	--	--	--	(663)
Tax losses carried forward	467	--	138	--
Valuation allowance	(203)	(162)	(248)	(6)
Tax assets (liabilities)	5,441	(5,528)	4,410	(4,462)
Set off of tax	(5,441)	5,441	(4,410)	4,410
Net tax	--	(87)	--	(52)

At December 31, 2021 voxeljet AG had gross loss carry-forwards for corporation tax and trade tax losses of kEUR 65,983 and kEUR 64,632, respectively (2020: kEUR 49,698 / kEUR 48,630). These tax losses can be carried forward without restriction for future offset against taxable profits. Due to the Company's continuing loss situation, deferred tax assets regarding the loss-carryforward are recognized only to the extent that deferred tax liabilities exist, taking into account the minimum taxation in accordance with section 10d EStG. For voxeljet this means that deferred tax assets resulting from the loss carry-forward (kEUR 18,311) can only be recognized in the amount of kEUR 411 (Valuation Allowance kEUR 17,900). A tax rate of 28% (2020: 28%) was applied.

In addition, there are foreign tax loss carry-forwards from voxeljet America amounting to kEUR 3,025 (2020: kEUR 2,480), also without restriction for future offset against taxable profits. Deferred tax assets resulting from the loss carry-forward (kEUR 635) cannot be recognized because no deferred tax liabilities are existing in correspondent amounts. A tax rate of 21% (2020: 27%) was applied.

Foreign tax loss carry-forwards from voxeljet China and voxeljet India amounting to kEUR 3,592 (2020: kEUR 3,126) and kEUR 241 (2020: kEUR 326), which can be carried forward for five and eight years, respectively for future offset against taxable profits. Deferred tax assets resulting from the loss carry-forward in China (kEUR 539) can be recognized in the amount of kEUR 10 (Valuation Allowance kEUR 529). For China, a tax rate of 15% (2020: 25%) was applied. Deferred tax assets resulting from the loss carry forward in India cannot be recognised because no deferred tax liabilities are existing in correspondent amounts.

Reconciliation of profit before income taxes to income tax

The reconciliation between profit before income taxes and income tax benefit (expense) for the reporting periods presented was as follows:

RECONCILIATION OF INCOME TAX BENEFIT (EXPENSE)

	Year Ended December 31,
	2021	2020	2019 (1) (2)

	(€ in thousands)
Loss before tax	(10,521)	(15,569)	(13,939)
Tax expense at prevailing statutory rate (28%)	2,946	4,359	3,903
Non-deductible expenses	(875)	(732)	(447)
Non-taxable income	146	80	--
Tax-rate related differences	(45)	(69)	(198)
Unrecognized temporary differences and tax losses	(2,237)	(3,550)	(3,297)
Income tax (expense) income	(65)	88	(39)

(1) Comparative figures for the year ended December 31, 2019 were revised related to the amendment of classification of short-term investments. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2019 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.